Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Revenue From Contracts with Customers [Abstract]
Revenue from contracts with customers by product and segment
For the year ended December 31, 2023, revenue from contracts with customers by product and segment was as follows:

	Turkiye	Canada	Greece	Total

Gold revenue - doré	$301,692	$344,614	$—	$646,306
Gold revenue - concentrate	165,087	—	112,290	277,377
Silver revenue - doré	3,115	1,701	—	4,816
Silver revenue - concentrate	4,428	—	32,608	37,036
Lead concentrate	—	—	25,456	25,456
Zinc concentrate	—	—	19,108	19,108
Revenue from contracts with customers	$474,322	$346,315	$189,462	$1,010,099
Gain on revaluation of derivatives in trade receivables - gold	1,027	—	436	1,463
Loss on revaluation of derivatives in trade receivables - other metals	—	—	(3,061)	(3,061)
	$475,349	$346,315	$186,837	$1,008,501

For the year ended December 31, 2022, revenue from contracts with customers by product and segment was as follows:

	Turkiye	Canada	Greece	Total

Gold revenue - doré	$240,452	$311,547	$—	$551,999
Gold revenue - concentrate	151,614	—	91,145	242,759
Silver revenue - doré	2,804	1,415	—	4,219
Silver revenue - concentrate	3,257	—	20,200	23,457
Lead concentrate	—	—	18,659	18,659
Zinc concentrate	—	—	30,368	30,368
Revenue from contracts with customers	$398,127	$312,962	$160,372	$871,461
Gain (loss) on revaluation of derivatives in trade receivables - gold	475	—	(1,085)	(610)
Gain on revaluation of derivatives in trade receivables - other metals	—	—	1,133	1,133
	$398,602	$312,962	$160,420	$871,984